SUBSEQUENT EVENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
SUBSEQUENT EVENTS (Details) [Line Items]
Number of shares held redeemed (in Shares)	2,437,288
Redemption price (in Dollars per share)	$ 10.38
Aggregate redemption	$ 25,302,079
Trust Account [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Face amount		$ 450,000